21. Financial Risks: Schedule of Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Fair Value Measurements
June 30, 2024	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	2,526,957	-	-	2,526,957
Derivative liabilities	-	(305,025)	-	(305,025)
Other liabilities	-	(773,891)	-	(773,891)